Business Combinations - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Mar. 31, 2021	Jan. 31, 2021
Acquisition of Dr. WU Mainland China Business
Business Acquisition [Line Items]
Percentage of equity interest acquired		90.00%
Cash consideration		¥ 166,350
Percentage of shares held by seller at option price		10.00%
Acquisition of Eve Lom
Business Acquisition [Line Items]
Percentage of equity interest acquired	90.00%
Cash consideration	¥ 965,001
Percentage of shares held by seller at option price	10.00%